Note 10 - Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
7.
Stockholders’ Equity (Deficit)

Convertible Preferred Stock

The Company’s certificate of incorporation, as amended and restated, authorizes the Company to issue up to
5,000,000
shares of convertible preferred stock with
$0.001
par value per share, of which
44,923
shares were issued and outstanding as of
September 30, 2019.

Series A Convertible Preferred Stock

On
February
14,
2018,
the Company entered into a Series A Purchase Agreement with CRG, pursuant to which it agreed to convert
$38.0
million of the outstanding principal amount of its senior secured term loan (plus
$3.8
million in back-end fees, accrued interest, debt discount and prepayment premium applicable thereto), totaling
$41.8
million, into a newly authorized Series A convertible preferred stock (the “Series A preferred stock”). The Series A preferred stock was initially convertible into
2,090,000
shares of common stock subject to certain limitations contained in the Series A Purchase Agreement. Under the terms of the Series A Purchase Agreement, the holders of Series A preferred stock are entitled to receive annual accruing dividends at a rate of
8%,
payable in additional shares of Series A preferred stock or cash, at the Company’s option. The shares of Series A preferred stock have no
voting rights and rank senior to all other classes and series of the Company’s equity in terms of repayment and certain other rights. In
January 2019,
2,945
additional shares were issued to CRG as payment of dividends accrued through
December 31, 2018.
As of
September 30, 2019,
44,745
shares of Series A preferred stock were outstanding. The Series A preferred stock accrued additional dividends of approximately
$895,000
and
$836,000
during the
three
months ended
September 30, 2019
and
2018,
respectively, and
$2.7
million and
$2.1
million during the
nine
months ended
September 30, 2019
and
2018,
respectively.

Series B Convertible Preferred Stock

On
February
16,
2018,
the Company completed a public offering of
17,979
shares of Series B convertible preferred stock (the “Series B preferred stock”). As a result, the Company received net proceeds of approximately
$15.5
million after underwriting discounts, commissions, legal and accounting fees. The Series B preferred stock has a liquidation preference of
$0.001
per share, full ratchet price based anti-dilution protection, has no
voting rights and is subject to certain ownership limitations. The Series B preferred stock is immediately convertible at the option of the holder, has no
stated maturity, and does
not
pay regularly stated dividends or interest. As of
December 31, 2018,
there were
1,701
shares of Series B preferred stock outstanding. During the
nine
months ended
September 30, 2019,
1,523
of these shares converted into
380,750
shares of common stock and
178
shares of Series B preferred stock remained outstanding.

The Company evaluated the Series B convertible preferred stock issuance in accordance with the provisions of ASC
815,
Derivatives and Hedging,
including consideration of embedded derivatives requiring bifurcation. The issuance of the convertible preferred stock could generate a beneficial conversion feature (“BCF”), which arises when a debt or equity security is issued with an embedded conversion option that is beneficial to the investor or in the money at inception because the conversion option has an effective conversion price that is less than the market price of the underlying stock at the commitment date. The Company recognized the BCF by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of common stock per share on the commitment date, to additional paid-in capital, resulting in a discount on the convertible preferred stock. As the Series B convertible preferred stock may
be converted immediately, the Company recognized a BCF of
$5.2
million as a deemed dividend in the statements of operations as of
February
16,
2018.

Series C Convertible Preferred Stock

On
November 1, 2018,
the Company completed a public offering of
728,500
shares of common stock and
8,586
shares of Series C convertible preferred stock (the “Series C preferred stock”). As a result, we received net proceeds of approximately
$10.2
million after underwriting discounts, commissions, legal and accounting fees. Upon any dissolution, liquidation or winding up, whether voluntary or involuntary, holders of Series C preferred stock will be entitled to receive distributions out of our assets, whether capital or surplus, of an amount equal to
$0.001
per share of Series C preferred stock before any distributions shall be made on the common stock but after distributions shall be made on any outstanding Series A preferred stock and any of our existing or future indebtedness. The Series C preferred stock has no
voting rights. As of
December 31, 2018,
there were
2,170
shares of Series C preferred stock outstanding. During the
nine
months ended
September 30, 2019,
all
2,170
of these shares were converted into
542,500
shares of common stock and
no
shares remained outstanding.

Common Stock

As of
September 30, 2019,
the Company’s certificate of incorporation, as amended and restated, authorizes the Company to issue up to
100,000,000
shares of common stock with
$0.001
par value per share, of which
10,342,179
 shares were issued and outstanding.

Common Stock Warrants

In connection with the issuance of the Company’s Series E convertible preferred stock in
September
2014
through
January
2015,
the Company issued warrants to purchase an aggregate of up to the number of shares of common stock equal to
50%
of the number of shares of the Company’s Series E Convertible preferred stock purchased by such investor. As of
June 30, 2019,
there were warrants outstanding to purchase an aggregate of
5,380
shares of common stock with an exercise price of
$5,040.00
per share. These warrants expired on
September
2,
2019.

On
February
16,
2018,
in connection with the Company’s completed public offering of Series B preferred stock, the Company issued two
series of warrants that together provide for the purchase, by the investors in that offering, of an aggregate of
1,797,900
shares of common stock (the “Series B Warrants”). Each share of Series B preferred stock is accompanied by one
warrant to purchase
one
share of common stock at
$4.00
per share that expires on the
seventh
anniversary of the date of issuance to purchase up to
50
shares of common stock and
one
warrant that expires on the earlier of (i) the
seventh
anniversary of the date of issuance or (ii) the
60th
calendar day following the receipt and announcement of FDA clearance of the Company’s Pantheris below-the-knee device (or the same or similar product with a different name) to purchase up to
50
shares of common stock; provided, however, if at any time during such
60
-day period the volume weighted average price for any trading day is less than the then effective exercise price, the termination date shall be extended to the seven
year anniversary of the initial exercise date. FDA clearance of Pantheris SV was received in
April 2019,
triggering this
60
-day period. During the entire
60
-day period following clearance, the volume weighted average price was less than the then effective exercise price. As such, all Series
2
warrants are currently deemed to expire on the
seventh
anniversary of the date of issuance. The Company determined that the Series B Warrants should be classified as equity. As of
September 30, 2019,
Series B Warrants to purchase an aggregate of
1,768,850
shares of common stock remain outstanding.

On
July 13, 2018,
in connection with the Company’s completed public offering of
216,618
shares of common stock, the Company issued warrants that provide for the purchase of
108,309
shares of common stock at
$15.80
per share. Each share of common stock is accompanied by
one
half of
one
warrant that expires on the
third
anniversary of the date of issuance. The Company determined that these warrants should be classified as equity. As of
September 30, 2019
all of these warrants remain outstanding.

On
November 1, 2018,
in connection with the Company’s completed public offering of
728,500
shares of common stock and
8,586
shares of Series C convertible preferred stock, the Company issued warrants to provide for the purchase of
2,875,000
shares of common stock. Each share of common stock is accompanied by one
warrant to purchase
one
share of common stock at
$4.00
per share. These warrants expire on the
5
th
anniversary of the date of issuance. Each share of preferred stock is accompanied by one
warrant to purchase
250
shares of common stock. The Company determined that the warrants should be classified as equity. As of
December 31, 2018
all
28,750,000
of these warrants were outstanding at a conversion rate of
ten
warrants for each share of common stock. During the
nine
months ended
September 30, 2019,
warrants were exercised for an aggregate of
1,998,079
shares of common stock with proceeds to the Company of approximately
$8.0
million. As of
September 30, 2019,
warrants to purchase an aggregate of
876,840
shares of common stock remain outstanding.

The Company accounted for the common stock warrants issued during the year ended
December 31, 2018
as issuance costs relating to the respective equity financing, and used the Black-Scholes method to estimate their fair value. The fair value of the common stock warrants issued in
July 2018
and
November 2018
was
not
significant. The assumptions used to estimate the fair value of the common stock warrants issued in
February 2018
were as follows:

Expected term (years)	7
Expected volatility	55%
Risk-free interest rate	2%
Dividend rate	—

As of
September 30, 2019
and
December
31,
2018,
warrants to purchase an aggregate of
2,753,999
 and
4,757,539
 shares of common stock were outstanding, respectively.

Stock Plans

In
January
2015,
the Board of Directors adopted and the Company’s stockholders approved the
2015
Equity Incentive Plan (
“2015
Plan”). The
2015
Plan replaced the
2009
Stock Plan (the
“2009
Plan”) which was terminated immediately prior to consummation of the Company’s IPO (collectively the “Plans.)” The
2015
Plan provides for the grant of incentive stock options (“ISOs”) to employees and for the grant of non-statutory stock options (“NSOs”), restricted stock, RSUs, stock appreciation rights, performance units and performance shares to employees, directors and consultants. Initially a total of
3,300
shares of common stock were reserved for issuance pursuant to the
2015
Plan. The shares reserved for issuance under the
2015
Plan included shares reserved but
not
issued under the
2009
Plan, plus any share awards granted under the
2009
Plan that expire or terminate without having been exercised in full or that are forfeited or repurchased. In addition, the number of shares available for issuance under the
2015
Plan includes an automatic annual increase on the
first
day of each fiscal year beginning in fiscal
2016,
equal to the lesser of
4,225
shares,
5.0%
of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year or an amount as determined by the Board of Directors. In addition, during fiscal
2018,
the Board of Directors approved an additional
300,000
shares of common stock for issuance under the
2015
Plan. The Company’s stockholders approved this increase on
June 8, 2018.
On
June 19, 2019,
the Company’s stockholders approved an additional
800,000
increase to the
2015
Plan. As of
September 30, 2019,
68,954
shares were available for grant under the
2015
Plan.

Pursuant to the Plans, ISOs and NSOs
may
be granted with exercise prices at
not
less than
100%
of the fair value of the common stock on the date of grant and the exercise price of ISOs granted to a stockholder, who, at the time of grant, owns stock representing more than
10%
of the voting power of all classes of the stock of the Company, shall be not
less than
110%
of the fair market value per share of common stock on the date of grant. The Company’s Board of Directors determines the vesting schedule of the options. Options granted generally vest over four
years and expire
ten
years from the date of grant.

Stock option activity under the Plans is set forth below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Intrinsic Value
Balance at December 31, 2018	7,954	$1,707.30	7.69	$—
Options expired	(433)	$3,015.01
Options forfeited	(105)	$1,929.52
Balance at September 30, 2019	7,416	$1,316.32	7.05	$—

Exercisable at September 30, 2019	7,181	$1,300.40	7.05	$—

Vested and expected to vest at September 30, 2019	7,416	$1,316.32	7.05	$—

There were
no
options exercised during the
nine
months ended
September 30, 2019.
As of
September
30,
2019,
there was approximately
$142,000
 of remaining unamortized stock-based compensation expense associated with unvested stock options, which will be expensed over a weighted average remaining service period of approximately
1.0
 years. Because of the Company’s net operating losses, the Company did not
realize any tax benefits from share-based payment arrangements for the three
and
nine
month periods ended
September
30,
2019
and
2018.

The Company’s RSUs generally vest annually over
three
or
four
years in equal increments. The Company measures the fair value of RSUs using the closing stock price of a share of the Company’s common stock on the grant date and is recognized as expense on a straight-line basis over the vesting period of the award. A summary of all RSU activity is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term
Awards outstanding at December 31, 2018	294,066	$17.34	3.1
Awarded	764,151	$1.24
Released	(96,444)	$17.86
Forfeited	(20,205)	$20.46
Awards outstanding at September 30, 2019	941,568	$4.15	2.0

As of
September
30,
2019,
there was approximately
$3.6
million of remaining unamortized stock-based compensation expense associated with RSUs, which will be expensed over a weighted average remaining service period of approximately
2.0
 years. The
941,568
 outstanding non-vested and expected to vest RSUs have an aggregate intrinsic value of approximately
$782,000.
The Company used the closing market price of
$0.83
per share at
September 30, 2019,
to determine the aggregate intrinsic value for the RSUs outstanding at that date. For the nine
months ended
September 30, 2019
and
2018,
the fair value of RSUs vested was approximately
$110,000
 and
$1,000,
respectively. For the
nine
months ended
September 30, 2018,
the weighted average grant date fair value of RSUs granted was
$15.80.

2018
Officer and Director Share Purchase Plan

On
August 22, 2018,
the Board of Directors of the Company approved the adoption of an Officer and Director Share Purchase Plan (“ODPP”), which allows executive officers and directors to purchase shares of our common stock at fair market value in lieu of salary or, in the case of directors, director fees. Eligible individuals may
voluntarily participate in the ODPP by authorizing payroll deductions or, in the case of directors, deductions from director fees for the purpose of purchasing common stock. Elections to participate in the ODPP may
only be made during open trading windows under our insider trading policy when the participant does not
otherwise possess material non-public information concerning the Company. The Board of Directors authorized
20,000
shares to be made available for purchase by officers and directors under the ODPP. Effective on
August 28, 2019,
the Board of Directors approved an additional
40,000
shares to be made available under the ODPP. Common stock issued under the ODPP during the nine
months ended
September 30, 2019
totaled
18,543
shares. As of
September 30, 2019,
there were
37,056
shares reserved for issuance under the ODPP.

10.
Stockholders’ Equity (Deficit)

Convertible Preferred Stock

As of
December 31, 2018,
the Company’s certificate of incorporation, as amended and restated, authorizes the Company to issue up to
5,000,000
shares of convertible preferred stock with
$0.001
par value per share, of which
45,671
shares were issued and outstanding.

Series A Convertible Preferred Stock

On
February
14,
2018,
the Company entered into a Series A Purchase Agreement with CRG, pursuant to which it agreed to convert
$38,000,000
of the outstanding principal amount of its senior secured term loan (plus
$3,800,000
in back-end fees, accrued interest, debt discount and prepayment premium applicable thereto), totaling
$42.8
million, into a newly authorized Series A convertible preferred stock (the “Series A preferred stock”). The Series A preferred stock is initially convertible into
2,090,000
shares of common stock subject to certain limitations contained in the Series A Purchase Agreement. Under the terms of the Series A Purchase Agreement, the holders of Series A preferred stock are entitled to receive annual accruing dividends at a rate of
8%,
payable in additional shares of Series A preferred stock or cash, at the Company’s option. The shares of Series A preferred stock have no
voting rights and rank senior to all other classes and series of the Company’s equity in terms of repayment and certain other rights. The Series A preferred stock and any of the Company’s common stock issued upon conversion of the Series A preferred stock are subject to a lockup agreement through
February
14,
2019.
As of
December 31, 2018,
41,800
shares of Series A preferred stock were outstanding. The Series A preferred stock accrued dividends through
December 31, 2018
of approximately
$2.9
million.

Series B Convertible Preferred Stock

On
February
16,
2018,
the Company completed a public offering of
17,979
shares of Series B convertible preferred stock (the “Series B preferred stock”). As a result, the Company received net proceeds of approximately
$15.5
million after underwriting discounts, commissions, legal and accounting fees. The Series B preferred stock has a liquidation preference of
$0.001
per share, full ratchet price based anti-dilution protection, has no
voting rights and is subject to certain ownership limitations. The Series B preferred stock is immediately convertible at the option of the holder, has no
stated maturity, and does
not
pay regularly stated dividends or interest. As of
December 31, 2018,
16,278
shares of Series B preferred stock had been converted into
813,900
shares of common stock and
1,701
shares of Series B preferred stock remained outstanding.

The Company evaluated the Series B convertible preferred stock issuance in accordance with the provisions of ASC
815,
Derivatives and Hedging, including consideration of embedded derivatives requiring bifurcation. The issuance of the convertible preferred stock could generate a beneficial conversion feature (“BCF”), which arises when a debt or equity security is issued with an embedded conversion option that is beneficial to the investor or in the money at inception because the conversion option has an effective conversion price that is less than the market price of the underlying stock at the commitment date. The Company recognized the BCF by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of common stock per share on the commitment date, to additional paid-in capital, resulting in a discount on the convertible preferred stock. As the Series B convertible preferred stock may
be converted immediately, the Company recognized a BCF of
$5.2
million as a deemed dividend in the statements of operations as of
February
16,
2018.
 This
one
-time, non-cash charge impacted net loss attributable to common stockholders and net loss per share attributable to common stockholders for the year ended
December 31, 2018.

Series C Convertible Preferred Stock

On
November 1, 2018,
the Company completed a public offering of
7,285,000
shares of common stock and
8,586
shares of Series C convertible preferred stock (the “Series C preferred stock”). As a result, we received net proceeds of approximately
$10.2
million after underwriting discounts, commissions, legal and accounting fees. Upon any dissolution, liquidation or winding up, whether voluntary or involuntary, holders of Series C preferred stock will be entitled to receive distributions out of our assets, whether capital or surplus, of an amount equal to
$0.001
per share of Series C preferred stock before any distributions shall be made on the common stock but after distributions shall be made on any outstanding Series A preferred stock and any of our existing or future indebtedness. As of
December 31, 2018,
6,416
shares of Series C preferred stock had been converted into
1,604,000
shares of common stock and
2,170
shares of Series C preferred stock remained outstanding. The Series C preferred stock has no
voting rights.

Common Stock

At
December
31,
2018,
the Company’s certificate of incorporation, as amended and restated, authorizes the Company to issue up to
100,000,000
shares of common stock with
$0.001
par value per share, of which
3,492,200
shares were issued and outstanding.

Common Stock Warrants

In connection with the issuance of the Company’s Series E convertible preferred stock in
September
2014
through
January
2015,
the Company issued warrants to purchase an aggregate of up to the number of shares of common stock equal to
50%
of the number of shares of the Company’s Series E Convertible preferred stock purchased by such investor. As of
December 31, 2018
there were
5,380
warrants outstanding with an exercise price of
$5,040.00
per share. These warrants expire upon the earlier of
September
2,
2019
or upon consummation of a change in control of the Company.

On
February
16,
2018,
in connection with the Company’s completed public offering of Series B preferred stock, the Company issued two
series of warrants that together provide for the purchase, by the investors in that offering, of an aggregate of
1,797,900
shares of common stock (the “Series B Warrants”). Each share of Series B preferred stock is accompanied by one
warrant to purchase common stock at
$4.00
per share that expires on the
seventh
anniversary of the date of issuance to purchase up to
50
shares of common stock and
one
warrant that expires on the earlier of (i) the
seventh
anniversary of the date of issuance or (ii) the
60th
calendar day following the receipt and announcement of FDA clearance of the Company’s Pantheris below-the-knee device (or the same or similar product with a different name) to purchase up to
500
shares of common stock; provided, however, if at any time during such
60
-day period the volume weighted average price for any trading day is less than the then effective exercise price, the termination date shall be extended to the seven
year anniversary of the initial exercise date. The Company assessed the Series B Warrants under ASC
480
and determined that the Series B Warrants were outside the scope of ASC
480.
The Company next assessed the Series B Warrants under ASC
815.
Under the related guidance, a reporting entity shall
not
consider a contract to be a derivative instrument if the contract is both (
1
) indexed to the entity’s own stock and (
2
) classified in stockholders’ equity. The Company determined that the Series B Warrants were indexed to the Company’s stock, as the agreements do not
contain any exercise contingencies and the Series B Warrants’ settlement amount equals the difference between the fair value of the Company’s common stock price and the Series B Warrant strike price. The Company also assessed the classification as stockholders’ equity and determined the Series B Warrants met all of the criteria for classification as equity under ASC
815.
Based on this analysis, the Company determined that the Series B Warrants should be classified as equity. During the year ended
December 31, 2018,
certain of the Series B Warrants were exercised and
290,500
shares of the Company’s common stock were issued to the warrant holders in return. As of
December 31, 2018,
Series B Warrants to purchase an aggregate of
1,768,850
shares of common stock remain outstanding.

On
July 13, 2018,
in connection with the Company’s completed public offering of
216,618
shares of common stock, the Company issued warrants that provide for the purchase of
108,309
shares of common stock at
$15.80
per share. Each share of common stock is accompanied by
one
half of
one
warrant that expires on the
third
anniversary of the date of issuance. The Company assessed these warrants under ASC
480
and determined that they were outside the scope of ASC
480.
The Company next assessed the warrants under ASC
815.
Under the related guidance, a reporting entity shall
not
consider a contract to be a derivative instrument if the contract is both (
1
) indexed to the entity’s own stock and (
2
) classified in stockholders’ equity. The Company determined that the warrants were indexed to the Company’s stock. The Company also assessed the classification as stockholders’ equity and determined the warrants met all of the criteria for classification as equity under ASC
815.
Based on this analysis, the Company determined that the warrants should be classified as equity. As of
December 31, 2018
all
108,309
of these warrants remain outstanding.

On
November 1, 2018,
in connection with the Company’s completed public offering of
728,500
shares of common stock and
8,586
shares of Series C convertible preferred stock, the Company issued warrants to provide for the purchase of
2,875,000
shares of common stock. Each share of common stock is accompanied by one
warrant to purchase
one
share of common stock at
$4.00
per share. These warrants expire on the
5
th
anniversary of the date of issuance. Each share of preferred stock is accompanied by one
warrant to purchase
250
shares of common stock. The Company assessed these warrants under ASC
480
and determined that they were outside the scope of ASC
480.
The Company next assessed the warrants under ASC
815.
Under the related guidance, a reporting entity shall
not
consider a contract to be a derivative instrument if the contract is both (
1
) indexed to the entity’s own stock and (
2
) classified in stockholders’ equity. The Company determined that the warrants were indexed to the Company’s stock. The Company also assessed the classification as stockholders’ equity and determined the warrants met all of the criteria for classification as equity under ASC
815.
Based on this analysis, the Company determined that the warrants should be classified as equity. As of
December 31, 2018
all
28,750,000
of these warrants remain outstanding.

The Company accounted for the common stock warrants issued during the year ended
December 31, 2018
as issuance costs relating to the respective equity financing, and used the Black-Scholes method to estimate their fair value. The fair value of the common stock warrants issued in
November 2018
is
not
significant. The assumptions used to estimate the fair value of the common stock warrants issued in
February 2018
are as follows:

Expected term (years)	7
Expected volatility	55%
Risk-free interest rate	2.0%
Dividend rate	—

As of
December 31, 2018
and
December
31,
2017,
warrants to purchase an aggregate of
4,757,539
and
5,380
shares of common stock were outstanding, respectively.

Stock Plans

In
January
2015,
the Board of Directors adopted and the Company’s stockholders approved the
2015
Equity Incentive Plan (
“2015
Plan”). The
2015
Plan replaced the
2009
Stock Plan (the
“2009
Plan”) which was terminated immediately prior to consummation of the Company’s IPO (collectively the “Plans.)” The
2015
Plan provides for the grant of incentive stock options (“ISOs”) to employees and for the grant of nonstatutory stock options (“NSOs”), restricted stock, RSUs, stock appreciation rights, performance units and performance shares to employees, directors and consultants. Initially a total of
3,300
shares of common stock were reserved for issuance pursuant to the
2015
Plan. The shares reserved for issuance under the
2015
Plan included shares reserved but
not
issued under the
2009
Plan, plus any share awards granted under the
2009
Plan that expire or terminate without having been exercised in full or that are forfeited or repurchased. In addition, the number of shares available for issuance under the
2015
Plan includes an automatic annual increase on the
first
day of each fiscal year beginning in fiscal
2016,
equal to the lesser of
4,225
shares,
5.0%
of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year or an amount as determined by the Board of Directors. For fiscal
2018,
the common stock available for issuance under the
2015
Plan was increased by
4,167
shares of common stock. In addition, during fiscal
2018,
the Board of Directors approved an additional
300,000
shares of common stock for issuance under the
2015
Plan. The Company’s stockholders approved this increase on
June 8, 2018.
As of
December 31, 2018,
12,668
shares were available for grant under the
2015
Plan.

Pursuant to the Plans, ISOs and NSOs
may
be granted with exercise prices at
not
less than
100%
of the fair value of the common stock on the date of grant and the exercise price of ISOs granted to a stockholder, who, at the time of grant, owns stock representing more than
10%
of the voting power of all classes of the stock of the Company, shall be not
less than
110%
of the fair market value per share of common stock on the date of grant. The Company’s Board of Directors determines the vesting schedule of the options. Options granted generally vest over four
years and expire
ten
years from the date of grant.

Stock option activity under the Plans is set forth below:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Intrinsic Value (in thousands)
Balance at December 31, 2017	7,664	$2,917.30		$—
Options granted	3,100	$16.70
Options exercised	—	$—
Options expired	(2,551)	$2,725.80
Options forfeited	(259)	$3,493.70
Balance at December 31, 2018	(7,954)	$1,707.30	7.69	$—

Exercisable at December 31, 2018	(4,330)	$2,469.70	6.41	—

Vested and expected to vest at December 31, 2018	(7,954)	$1,707.30	7.69	$—

Additional information related to the status of options as of
December
31,
2018
is summarized as follows:

Options Outstanding				Options Vested
		Weighted
		Average	Weighted		Weighted
	Options	Remaining	Average	Number	Average
Exercise	Outstanding	Contractual	Exercise	Exercisable	Exercise
Price	(in thousands)	Life	Price	(in thousands)	Price
$16.70	3,100	9.44	$16.70	—	$16.70
$204.00	5	8.56	$204.00	2	$204.00
$820.00	798	8.21	$820.00	679	$820.00
$1,052.00	47	8.18	$1,052.00	25	$1,052.00
$1,420.00	69	7.84	$1,420.00	69	$1,420.00
$1,472.00	11	7.80	$1,472.00	6	$1,472.00
$1,620.00	7	0.44	$1,620.00	7	$1,620.00
$1,800.00	2,704	5.99	$1,800.00	2,704	$1,800.00
$1,980.00	25	1.33	$1,980.00	25	$1,980.00
$4,364.00	10	6.18	$4,364.00	9	$4,364.00
$4,404.00	23	7.44	$4,404.00	23	$4,404.00
$4,952.00	18	7.33	$4,952.00	12	$4,952.00
$5,040.00	104	2.57	$5,040.00	104	$5,040.00
$5,184.00	150	7.19	$5,184.00	103	$5,184.00
$5,196.00	301	7.17	$5,196.00	236	$5,196.00
$5,940.00	11	2.74	$5,940.00	11	$5,940.00
$6,084.00	11	6.58	$6,084.00	9	$6,084.00
$7,844.00	118	6.89	$7,844.00	92	$7,844.00
$8,100.00	379	7.22	$8,100.00	186	$8,100.00
$8,820.00	63	8.20	$8,820.00	28	$8,820.00
	7,954	7.69	$1,707.57	4,330	$2,470.67

There were
no
options exercised during the year ended
December 31, 2018.
As of
December
31,
2018,
there was approximately
$430,000
 of remaining unamortized stock-based compensation expense associated with unvested stock options, which will be expensed over a weighted average remaining service period of approximately
1.3
 years. Because of the Company’s net operating losses, the Company did not
realize any tax benefits from share-based payment arrangements for the years ended
December
31,
2018
and
2017.

The Company’s RSUs generally vest annually over
three
or
four
years in equal increments. The Company measures the fair value of RSUs using the closing stock price of a share of the Company’s common stock on the grant date and is recognized as expense on a straight-line basis over the vesting period of the award. A summary of all RSU activity is presented below:

		Weighted Average	Weighted Average
		Grant Date	Remaining
	Number of	Fair	Contractual
	Shares	Value	Term

Awards outstanding at December 31, 2017	509	$2,377.80	2.87
Awarded	297,753	$15.00
Released	(128)	$2,739.70
Forfeited	(4,068)	$59.70
Awards outstanding at December 31, 2018	294,066	$17.34	3.09

As of
December 31, 2018,
there was approximately
$4.3
million of remaining unamortized stock-based compensation expense associated with RSUs, which will be expensed over a weighted average remaining service period of approximately
2.5
years. The
294,066
outstanding non-vested and expected to vest RSUs have an aggregate intrinsic value of approximately
$0.9
million. The Company used the closing market price of
$3.00
per share at
December 31, 2018,
to determine the aggregate intrinsic value for the RSUs outstanding at that date. For the years ended
December 31, 2018
and
2017,
the fair value of RSUs vested was approximately
$1,500
and
$97,000,
respectively. For the year ended
December 31, 2017,
the weighted average grant date fair value of RSUs granted was
$1,144.10.

2018
Officer and Director Share Purchase Plan

On
August 22, 2018,
the Board of Directors of the Company approved the adoption of an Officer and Director Share Purchase Plan (“ODPP”), which allows executive officers and directors to purchase shares of our common stock at fair market value in lieu of salary or, in the case of directors, director fees. Eligible individuals may
voluntarily participate in the ODPP by authorizing payroll deductions or, in the case of directors, deductions from director fees for the purpose of purchasing common stock. Elections to participate in the ODPP may
only be made during open trading windows under our insider trading policy when the participant does not
otherwise possess material non-public information concerning the Company. The Board of Directors has authorized
20,000
shares to be made available for purchase by officers and directors under the ODPP. Common stock issued under the ODPP during the year ended
December 31, 2018
totaled
4,401
shares.